POWERSHARES QQQ TRUSTSM, SERIES 1

SUPPLEMENT DATED MAY 31, 2018

TO THE PROSPECTUS DATED JANUARY 31, 2018,

AS PREVIOUSLY SUPPLEMENTED

Effective June 4, 2018, the PowerShares QQQ TrustSM, Series 1 will begin using a new CUSIP number in connection with its name change to Invesco QQQ TrustSM, Series 1 (the “Trust”). Accordingly, effective June 4, 2018, the Trust’s new CUSIP number is 46090E103 and all references to the prior CUSIP number are replaced by CUSIP number 46090E103.

Please Retain This Supplement for Future Reference.

P-QQQ-PRO-1-SUP-2 053118